Property, Plant and Equipment - Summary of Changes in Property, Plant and Equipment (Detail) - ARS ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	[1]	$ 776,953,158
Ending balance		788,293,011	$ 776,953,158	[1]
Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		619,921,464
Ending balance		618,333,341	619,921,464
Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		55,644,180
Ending balance		52,404,205	55,644,180
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		53,248,233
Ending balance		57,470,983	53,248,233
Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		7,107,035
Ending balance		6,489,697	7,107,035
Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		4,560,810
Ending balance		4,765,055	4,560,810
Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		18,611,532
Ending balance		32,395,642	18,611,532
Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		278,568
Ending balance		55,945	278,568
Right of use furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		17,581,336
Ending balance		16,378,143	17,581,336
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		1,217,254,335	974,775,286
Increases		72,855,202	256,200,242
Decreases		219,714,384	27,957,372
Transfers		758,773	14,021,479
Difference for conversion		(263,480)	214,700
Ending balance			1,217,254,335
Cost [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 733,254,730	$ 645,607,014
Total life estimated in years		50 years	50 years
Increases		$ 8,419,607	$ 85,681,066
Decreases		32,981,451	936,239
Transfers		6,240,470	2,902,889
Ending balance			733,254,730
Cost [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 129,927,611	$ 100,246,962
Total life estimated in years		10 years	10 years
Increases		$ 3,396,131	$ 26,793,120
Decreases		30,102,472	1,012,164
Transfers		3,412,639	3,898,612
Difference for conversion		(1,652)	1,081
Ending balance			129,927,611
Cost [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 213,378,420	$ 145,550,679
Total life estimated in years		5 years	5 years
Increases		$ 24,034,797	$ 82,666,803
Decreases		123,097,988	15,689,548
Transfers		765,112	781,480
Difference for conversion		(70,930)	69,006
Ending balance			213,378,420
Cost [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 24,222,974	$ 19,496,142
Total life estimated in years		5 years	5 years
Increases		$ 2,785,385	$ 6,521,203
Decreases		1,952,372	1,798,930
Transfers			(19,883)
Difference for conversion		(31,811)	24,442
Ending balance			24,222,974
Cost [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 5,502,772	$ 5,619
Total life estimated in years		3 years	3 years
Increases		$ 2,632	$ 5,464,877
Decreases		3,168	1,010
Transfers		1,605,438
Difference for conversion		(32,110)	33,286
Ending balance			5,502,772
Cost [member] | Work in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		18,611,532	8,791,431
Increases		23,756,323	21,487,086
Decreases		312,766	1,866,223
Transfers		(9,659,447)	(9,800,762)
Ending balance			18,611,532
Cost [member] | Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 16,684,870	$ 245,732
Total life estimated in years		5 years	5 years
Increases		$ 158,699	$ 294,635
Decreases		16,480,501	192,102
Transfers			16,249,720
Difference for conversion		(126,977)	86,885
Ending balance			16,684,870
Cost [member] | Right of use furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		$ 75,671,426	$ 54,831,707
Total life estimated in years		5 years	5 years
Increases		$ 10,301,628	$ 27,291,452
Decreases		14,783,666	6,461,156
Transfers		(1,605,439)	9,423
Ending balance			75,671,426
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		440,301,177	402,526,691
Decreases		220,683,748	21,556,746
Depreciation		63,014,553	57,344,217
Transfers		15,659	1,852,616
Difference for conversion		(50,206)	134,399
Ending balance		282,597,435	440,301,177
Accumulated depreciation and amortisation [member] | Real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		113,333,266	98,071,687
Decreases		37,391,643	195,610
Depreciation		20,640,973	15,534,749
Transfers		17,419	(77,560)
Ending balance		96,600,015	113,333,266
Accumulated depreciation and amortisation [member] | Furniture and facilities [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		74,283,431	65,095,238
Decreases		28,861,026	1,009,969
Depreciation		8,806,325	8,509,942
Transfers		(426)	1,688,072
Difference for conversion		(252)	148
Ending balance		54,228,052	74,283,431
Accumulated depreciation and amortisation [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		160,130,187	151,947,800
Decreases		122,642,220	13,440,195
Depreciation		20,065,105	21,531,290
Transfers		(1,334)	81,294
Difference for conversion		(13,310)	9,998
Ending balance		57,538,428	160,130,187
Accumulated depreciation and amortisation [member] | Vehicles [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		17,115,939	16,132,256
Decreases		1,269,445	1,458,829
Depreciation		2,696,853	2,293,060
Transfers			142,847
Difference for conversion		(8,868)	6,605
Ending balance		18,534,479	17,115,939
Accumulated depreciation and amortisation [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		941,962	2,223
Decreases		3,168	1,010
Depreciation		519,012	937,441
Transfers		857,214
Difference for conversion		(4,511)	3,308
Ending balance		2,310,509	941,962
Accumulated depreciation and amortisation [member] | Right of use real property [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		16,406,302	16,349,751
Decreases		16,383,138	192,102
Depreciation		180,247	114,842
Transfers			19,471
Difference for conversion		(23,265)	114,340
Ending balance		180,146	16,406,302
Accumulated depreciation and amortisation [member] | Right of use furniture [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		58,090,090	54,927,736
Decreases		14,133,108	5,259,031
Depreciation		10,106,038	8,422,893
Transfers		(857,214)	(1,508)
Ending balance		$ 53,205,806	$ 58,090,090

[1]	See Note 3.